EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2020	2019	2018
Net periodic benefit cost:
Service cost	$6	$7	$10
Interest cost	57	72	73
Amortization of prior service costs	--	--	--
Amortization of net loss (gain)	(241)	(298)	(262)
Total net periodic benefit cost	$(178)	$(219)	$(179)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	146	(1)	(376)
Amortization of prior service costs	--	--	--
Amortization of net gain (loss)	241	298	262
Total recognized in other comprehensive income (loss)	$387	$297	$(114)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$209	$78	$(293)

Weighted average assumptions used:
Discount rate	3.40%	4.50%	3.80%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65 Medicare Advantage)	6.20%/(5.00)%	6.90%/13.10%	8.30%/11.10%
Health care cost trend rate assumed for current year (Pre-65/Post-65 Non Medicare Advantage)	6.20%/6.10%	6.90%/7.90%	N/A
Ultimate rate (Pre-65/Post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (Pre-65/Post-65)	2029/2029	2029/2029	2027/2027
Measurement date	December 31, 2020	December 31, 2019	December 31, 2018

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2020	2019	2018
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,689	$1,628	$1,936
Service cost	6	7	10
Interest cost	57	72	73
Benefits paid	(16)	(17)	(15)
Change in medical plan provisions	--	--	--
Actuarial loss (gain)	146	(1)	(376)
Benefit medical plan related obligation end of period	$1,882	$1,689	$1,628
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	16	16	15
Benefits paid	(16)	(16)	(15)
Fair value of plan assets at end of period	$--	$--	$--
Medical plan related net funding	$(1,882)	$(1,689)	$(1,628)

F - 37

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 13 -  EMPLOYEE RELATED LIABILITIES (Cont.)

B.TSNP Employee Benefit Plans (Cont.)

Post-Retirement Medical Plan (Cont.)

	As of December 31,
	2020	2019	2018
Amounts recognized in statement of financial position:
Current liabilities	$(62)	$(50)	$(65)
Non-current liabilities	(1,820)	(1,639)	(1,563)
Net amount recognized	$(1,882)	$(1,689)	$(1,628)
Weighted average assumptions used:
Discount rate	2.80%	3.40%	4.50%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65 Medicare Advantage)	6.00%/6.50%	6.20%/(5.00)%	6.90%/13.10%
Health care cost trend rate assumed for next year (pre 65/ post 65 Non-Medicare Advantage)	6.00%/6.50%	6.20%/6.10%	6.90%/7.90%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre 65/ post 65)	2029/2029	2029/2029	2029/2029

Schedule of Future Benefit Payments

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2021	$62
2022	55
2023	58
2024	66
2025	71
2026-2030	$410

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost

The components of the change in benefit obligation, the change in plan assets and funded status for TSNP’s pension plan are as follows:

	Year ended December 31,
	2020	2019	2018
Net periodic benefit cost:
Interest cost	$687	$817	$749
Expected return on plan assets	(909)	(930)	(1,427)
Expected Administrative Expenses	100	100	--
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	27	--	--
Total net periodic benefit cost	$(92)	$(10)	$(675)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	149	1,158	(231)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	(27)	--	--
Total recognized in other comprehensive income (loss)	$119	$1,155	$(234)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$27	$1,145	$(909)
Weighted average assumptions used:
Discount rate	3.20%	4.40%	3.70%
Expected return on plan assets	3.80%	4.20%	6.20%
Rate of compensation increases	N/A	N/A	N/A

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The components of the change in benefit obligation, change in plan assets and funded status for TSNP’s pension plan are as follows:

	Year ended December 31,
	2020	2019	2018
Change in benefit obligation:
Benefit obligation at beginning of period	$21,908	$18,979	$20,629
Interest cost	687	817	749
Benefits paid	(736)	(688)	(607)
Change in plan provisions	--	--	--
Actuarial loss (gain)	1,608	2,800	(1,792)
Benefit obligation end of period	$23,467	$21,908	$18,979
Change in plan assets:
Fair value of plan assets at beginning of period	$24,454	$22,669	$23,235
Actual return on plan assets	2,337	2,544	(133)
Employer contribution	--	--	175
Expenses paid	(69)	(71)	--
Benefits paid	(737)	(688)	(607)
Fair value of plan assets at end of period	$25,985	$24,454	$22,670
Funded status	$2,518	$2,546	$3,691
Amounts recognized in statement of financial position:
Non-current assets	$2,518	$2,546	$3,691
Non-current liabilities	-	-	-
Net amount recognized	$2,518	$2,546	$3,691
Weighted average assumptions used:
Discount rate	2.50%	3.20%	4.40%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2021	$913
2022	997
2023	1,074
2024	1,131
2025	1,176
2026-2030	$6,182

Schedule of Weighted Average Asset Allocations

Description of Significant Gains and Losses in Obligations:

For Fiscal Year Ended December 31, 2020, the benefit obligation experienced a net actuarial loss that was primarily attributable to the discount rate decrease to 2.50%, compared to 3.20% in the prior year. For Fiscal Year Ended December 31, 2019, the benefit obligation experienced a net actuarial loss that was primarily attributable to the discount rate decrease to 3.20%, compared to 4.40% in the prior year.

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2020:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$25,985	$--
Total plan assets at fair value	$--	$25,985	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2019:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$24,454	$--
Total plan assets at fair value	$--	$24,454	$--

Schedule of Assets Measured at Fair Value on a Recurring Basis

TSNP’s pension plan weighted average asset allocations on December 31, 2020, by asset category are as follows:

Asset Category	December 31, 2020	Target allocation 2021
Equity securities	25%	20%
Debt securities	75%	80%
Total	100%	100%